EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated December 1, 2019

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Jean-François Bérubé, Portfolio Manager at Hexavest, who has managed the Fund since July 2018;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014; and

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012.

2.	The following replaces the third and fourth paragraphs under “Hexavest Global Equity Fund.” in “Management and Organization”:

Hexavest Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Jean-François Bérubé are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers of the Fund since 2014 and 2018, respectively.

Mr. Proulx is Chairman and Chief Investment Officer of Hexavest. Mr. Lavoie is President and a Portfolio Manager of Hexavest. Mr. Couture is a Portfolio Manager of Hexavest. Prior to joining Hexavest in 2012, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst. Mr. Bérubé has been employed by Hexavest for more than five years, is responsible for quantitative research and is a Vice President of Hexavest.

3.	The following replaces the third paragraph under “Hexavest International Equity Fund.” in “Management and Organization”:

Hexavest International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Jean-François Bérubé are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers of the Fund since 2014 and 2018, respectively.

April 16, 2020	35411 4.16.20

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Statement of Additional Information dated December 1, 2019

The following replaces the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jean-François Bérubé
Registered Investment Companies	2	$109.5	0	$0
Other Pooled Investment Vehicles	10	$4,756.8	1	$97.7
Other Accounts	13	$4,908.8	4	$537.8
Jean-Pierre Couture
Registered Investment Companies	2	$109.5	0	$0
Other Pooled Investment Vehicles	10	$4,756.8	1	$97.7
Other Accounts	13	$4,908.8	4	$537.8
Christian Crête
Registered Investment Companies	2	$109.5	0	$0
Other Pooled Investment Vehicles	10	$4,756.8	1	$97.7
Other Accounts	13	$4,908.8	4	$537.8
Marc Christopher Lavoie
Registered Investment Companies	2	$109.5	0	$0
Other Pooled Investment Vehicles	10	$4,756.8	1	$97.7
Other Accounts	13	$4,908.8	4	$537.8
Vital Proulx
Registered Investment Companies	2	$109.5	0	$0
Other Pooled Investment Vehicles	10	$4,756.8	1	$97.7
Other Accounts	13	$4,908.8	4	$537.8

April 16, 2020